Acquisitions and Other - Advisors Asset Management Inc. (Details) - Advisors Asset Management Inc. $ in Millions, $ in Millions	Sep. 01, 2022 CAD ($)	Sep. 01, 2022 USD ($)	Jun. 01, 2022
Disclosure of detailed information about business combination [line items]
Percentage of voting shares of certain legal entities acquired			51.00%
Consideration transferred	$ 280	$ 214